Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Provisions and other non-current liabilities
Schedule of provisions and other non-current liabilities, including analysis of changes

As of December 31,
(M$)	2021	2020	2019
Litigations and accrued penalty claims	285	320	386
Provisions for environmental contingencies	812	960	742
Asset retirement obligations	14,976	15,368	14,492
Other non-current provisions	2,766	2,868	2,927
of which restructuring activities	506	293	135
of which financial risks related to non-consolidated and equity consolidated affiliates	265	134	130
of which contingency reserve on solar panels warranties (SunPower)	83	82	140
Other non-current liabilities	1,430	1,409	2,066
TOTAL	20,269	20,925	20,613

				Currency
	As of			translation		As of
(M$)	January, 1	Allowances	Reversals	adjustment	Other	December, 31
2021	20,925	1,446	(1,560)	(404)	(138)	20,269
of which asset retirement obligations		449	(527)
of which provisions for environmental contingencies		43	(178)
of which provisions for restructuring of activities		415	(178)
2020	20,613	1,756	(1,378)	452	(518)	20,925
of which asset retirement obligations		607	(519)
of which provisions for environmental contingencies		217	(93)
of which provisions for restructuring of activities		271	(135)
2019	21,432	1,248	(2,414)	(33)	380	20,613
of which asset retirement obligations		639	(460)
of which provisions for environmental contingencies		30	(92)
of which provisions for restructuring of activities		60	(122)

Schedule of changes in the asset retirement obligation

					Spending on	Currency
	As of		Revision in	New	existing	translation		As of
(M$)	January 1,	Accretion	estimates	obligations	obligations	adjustment	Other	December 31,
2021	15,368	449	(109)	228	(527)	(194)	(239)	14,976
2020	14,492	607	526	87	(519)	284	(109)	15,368
2019	14,286	639	(601)	567	(460)	47	14	14,492